Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Receivables
Receivables consisted of the following at the dates indicated:

	September 30, 2015	December 31, 2014
Servicing:
Government-insured loan claims (1)	$67,690	$52,955
Due from custodial accounts	44,338	11,627
Reimbursable expenses	22,636	32,387
Other servicing receivables (2)	159,753	29,516
	294,417	126,485
Income taxes receivable	63,572	68,322
Due from related parties (3)	—	58,892
Other receivables (4)	30,369	43,690
	388,358	297,389
Allowance for losses (1)	(26,786)	(26,793)
	$361,572	$270,596

(1)
At September 30, 2015 and December 31, 2014, the total allowance for losses includes $26.8 million and $26.8 million, respectively, related to receivables of our Servicing business. Allowance for losses related to defaulted FHA or VA insured loans repurchased from Ginnie Mae guaranteed securitizations (government-insured loan claims) at September 30, 2015 and December 31, 2014 were $13.2 million and $10.0 million, respectively.

(2)	At September 30, 2015, other servicing receivables include $133.8 million related to sales of MSRs and advances.

(3)	Entities that we reported as related parties at December 31, 2014 are no longer considered to be related parties, and amounts receivable from them are now reported within Other receivables.

(4)
At December 31, 2014, other receivables include $28.8 million related to losses to be indemnified under the terms of the Homeward merger agreement. On March 19, 2015, we reached an agreement with the former owner of Homeward for the final settlement of all indemnification claims under the merger agreement and received $38.1 million in cash.

Receivables consisted of the following at December 31:

	2014	2013
Servicing:
Government-insured loan claims (1)	$52,955	$54,012
Due from custodial accounts	11,627	2,933
Reimbursable expenses	32,387	35,933
Other servicing receivables	29,516	31,659
	126,485	124,537
Income taxes receivable	68,322	6,369
Due from related parties	58,892	14,553
Other receivables (2)	43,690	24,579
	297,389	170,038
Allowance for losses (1)	(26,793)	(17,522)
	$270,596	$152,516

(1)
The total allowance for losses at December 31, 2014 and 2013 includes $26.8 million and $17.4 million, respectively, related to receivables of the Servicing business. The allowance for losses related to defaulted FHA or VA insured loans repurchased from Ginnie Mae guaranteed securitizations (government-insured loan claims) was $10.0 million and $14.0 million at December 31, 2014 and 2013, respectively.

(2)	The balance at December 31, 2014 and 2013 includes $28.8 million and $13.6 million, respectively, related to losses to be indemnified under the terms of the Homeward merger agreement.